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Brown Advisory Strategic Bond Fund
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BROWN ADVISORY FUNDS

Brown Advisory Strategic Bond Fund

(the “Fund”)

Supplement dated April 4, 2019

to the Summary Prospectus and Prospectus each dated October 31, 2018 and to the Supplement dated February 28, 2019

This Supplement serves as further notification of the following changes and replaces in full and supersedes in its entirety the Supplement for the Fund dated February 28, 2019:

At a recent meeting of the Board of Trustees (the “Board”) of Brown Advisory Funds, based on the recommendation of Brown Advisory LLC, the investment adviser to the Fund (the “Adviser”), the Board approved the following changes with respect to the benchmark indexes used by the Fund, as follows:

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1.  Change in the Primary Benchmark Index for the Brown Advisory Strategic Bond Fund and the Adoption of a New Secondary Benchmark Index for Use by the Fund

Effective as of February 28, 2019, the primary benchmark index for the Brown Advisory Strategic Bond Fund has been changed to the Bank of America Merrill Lynch 0-3 Month U.S. Treasury Bill Index.  Also effective as of the same date, the Fund has adopted the Bloomberg Barclays US Aggregate Bond Index as its secondary benchmark index. The Adviser has determined that the Bank of America Merrill Lynch 0-3 Month U.S. Treasury Bill Index better reflects the Fund’s investment strategy.

Investors should retain this supplement for future reference

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective as of February 28, 2019, the primary benchmark index for the Brown Advisory Strategic Bond Fund has been changed to the Bank of America Merrill Lynch 0-3 Month U.S. Treasury Bill Index. Also effective as of the same date, the Fund has adopted the Bloomberg Barclays US Aggregate Bond Index as its secondary benchmark index. The Adviser has determined that the Bank of America Merrill Lynch 0-3 Month U.S. Treasury Bill Index better reflects the Fund’s investment strategy.